Commitments	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Commitments

36. Commitments

Contractual obligations and commitments	2024 £m	2023 £m
Contracted for but not provided in the financial statements:
Intangible assets	19,183	16,329
Property, plant and equipment	754	762
Investments	203	153
	20,140	17,244
The commitments related to intangible assets include milestone payments, which are dependent on successful clinical development or on meeting specified sales targets, and which represent the maximum that would be paid if all milestones, however unlikely, are achieved. The amounts disclosed are not risk-adjusted or discounted. The increase in intangible asset commitments in
2024 is mainly attributable to new R&D collaborations and acquisitions, including with Shanghai Hansoh Biomedical Co. Ltd and
Jiangsu Hengrui Pharmaceuticals Co., Ltd.
In addition, within intangible assets commitments the Group has disclosed £38 million (2023: £30 million) related to nature-based carbon credit projects, which aligns with GSK’s commitments to a net-zero, nature positive world, and within property, plant and equipment commitments of £34 million (2023: £46 million) related to the transition to a lower-carbon propellant solution.
In the previous year, £30 million relating to nature-based carbon credits projects was included in purchase commitments and is now included in intangible asset commitments. Lease contracts that have not commenced are not disclosed as these are not material.
For the Group's commitments related to interest on debt and future finance charges on leases refer to Note 44 'Financial instruments’.
The table excludes any amounts already capitalised in the financial statements for the year ended 31 December 2024.